Loans and other borrowings (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Loans and Other Borrowings

	2020			2019
	Current $m	Non-current $m	Total $m	Current $m	Non-current $m	Total $m
Unsecured bank loans	—	—	—	—	125	125

£173m 3.875% bonds 2022	—	235	235	—	528	528

€500m 1.625% bonds 2024	—	611	611	—	—	—

£300m 3.75% bonds 2025	—	413	413	—	399	399

£350m 2.125% bonds 2026	—	479	479	—	462	462

€500m 2.125% bonds 2027	—	618	618	—	564	564

£400m 3.375% bonds 2028	—	542	542	—	—	—

Commercial paper	818	—	818	—	—	—

	818	2,898	3,716	—	2,078	2,078

Bank overdrafts	51	—	51	87	—	87

Total loans and other borrowings	869	2,898	3,767	87	2,078	2,165

Denominated in the following currencies:

Sterling	821	1,669	2,490	2	1,389	1,391

US dollars	31	—	31	82	125	207

Euros	13	1,229	1,242	1	564	565

Other	4	—	4	2	—	2

	869	2,898	3,767	87	2,078	2,165

Summary of Facilities Provided by Banks

	2020			2019
	Utilised $m	Unutilised $m	Total $m	Utilised $m	Unutilised $m	Total $m
Committed	—	1,350	1,350	125	1,225	1,350

Uncommitted	—	50	50	—	54	54

	—	1,400	1,400	125	1,279	1,404

	2020 $m	2019 $m
Expiry of unutilised facilities

Within one year	50	54

After two but before five years	1,350	1,225

	1,400	1,279